Intangible assets	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

9	Intangible assets

$'millions	Goodwill	Customer databases	Brands	Licenses and intellectual property	Exclusive license rights	Marketing and data analytics know-how	Acquired technology	Internally-generated software development costs	Total
Cost
At January 1, 2025	141	35	79	28	57	51	10	146	547
Disposals[1]	—	(1)	—	—	(62)	(41)	(1)	(9)	(114)
Additions	—	—	—	—	—	—	—	41	41
Effects of movements in exchange rates	8	4	10	—	5	4	—	18	49
At June 30, 2025	149	38	89	28	—	14	9	196	523

Accumulated amortization and impairment
At January 1, 2025	46	33	42	7	57	43	4	43	275
Amortization charge for the period	—	1	4	2	—	3	—	19	29
Disposals[1]	—	(1)	—	—	(62)	(40)	(1)	(4)	(108)
Impairment charge for the period	18	—	—	17	—	—	5	18	58
Effects of movements in exchange rates	—	4	6	—	5	3	—	5	23
At June 30, 2025	64	37	52	26	—	9	8	81	277

Net Book Value
At December 31, 2024	95	2	37	21	—	8	6	103	272
At June 30, 2025	85	1	37	2	—	5	1	115	246

[1]Assets that have reached the end of their respective useful lives (Exclusive license rights and Marketing and data analytics know-how) have been reflected as disposals.